INVENTORIES	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
5 — INVENTORIES
Inventories included in the accompanying consolidated balance sheet are stated at the lower of cost or market as summarized below:
	December 31, 2016	December 31, 2015
Raw materials	$3,642,000	$2,113,000
Finished goods	2,328,000	1,803,000
Sub-total inventories	5,970,000	3,916,000
Less reserve for slow moving and excess inventory	(3,248,000)	(1,061,000)
Total inventories, net	$2,722,000	$2,855,000

Inventory valuation adjustments consist primarily of items that are written off due to obsolescence or reserved for slow moving or excess inventory. The Company has recorded a reserve for inventory of $3,248,000 and $1,061,000 as of December 31, 2016 and 2015, respectively.